Consolidated Statements Of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost Of Products And Licenses Expense [Member]
Total stock-based compensation expense	$ 58	$ 49	$ 47
Cost Of Software Updates Maintenance And Subscriptions Expense [Member]
Total stock-based compensation expense	909	984	641
Research And Development Expense [Member]
Total stock-based compensation expense	7,471	7,325	6,649
Selling And Marketing Expense [Member]
Total stock-based compensation expense	7,888	7,279	5,032
General And Administrative Expense [Member]
Total stock-based compensation expense	$ 23,509	$ 19,543	$ 18,538